Supplementary Information to Condensed Consolidated Interim Statements of Cash Flows	6 Months Ended
Jun. 30, 2017
Supplemental Cash Flow Elements [Abstract]
Supplementary Information to Condensed Consolidated Interim Statements of Cash Flows
SUPPLEMENTARY INFORMATION TO CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2017	2016	2017	2016
Change in working capital:
Accounts receivable and other current assets	19	21	6	84
Prepaid expenses	10	10	11	(7)
Inventories	(40)	(6)	11	45
Regulatory assets - current portion	10	(7)	(13)	—
Accounts payable and other current liabilities	(15)	5	(21)	(64)
Regulatory liabilities - current portion	(2)	21	(176)	16
	(18)	44	(182)	74

Non-cash investing and financing activities:
Accrued capital expenditures	309	131	309	131
Common share dividends reinvested	63	36	125	65
Transfer of deposit on business acquisition (Note 16)	—	38	—	38
Contributions in aid of construction	15	8	15	8
Exercise of stock options into common shares	3	1	4	3